Stockholders' Deficit (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expected dividends		0.00%
Warrant [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.20		$ 0.40
Expected dividends	0.00%	0.00%	0.00%
Expected volatility, minimum	92.14%	96.76%	73.44%
Expected volatility, maximum	100.56%	102.21%	91.54%
Risk free interest rate, minimum	1.64%	1.63%	1.13%
Risk free interest rate, maximum	2.69%	2.26%	1.39%
Expected life of option		5 years	5 years
Minimum [Member] | Warrant [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.20
Expected life of option	4 years
Maximum [Member] | Warrant [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.30
Expected life of option	5 years
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expected dividends		0.00%	0.00%
Expected volatility, minimum		86.62%	73.44%
Expected volatility, maximum		92.14%	90.05%
Risk free interest rate, minimum		1.74%	1.00%
Risk free interest rate, maximum		2.10%	1.39%
Expected life of option		5 years
Stock Options [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.16	$ 0.25
Expected life of option			4 years 8 months 5 days
Stock Options [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.75	$ 0.40
Expected life of option			5 years